Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$885,448.26

Principal:
Principal Collections	$13,282,871.72
Prepayments in Full	$6,093,368.79
Liquidation Proceeds	$172,191.37
Recoveries	$44,082.94
Sub Total	$19,592,514.82
Collections	$20,477,963.08

Purchase Amounts:
Purchase Amounts Related to Principal	$369,651.55
Purchase Amounts Related to Interest	$1,704.88
Sub Total	$371,356.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,849,319.51

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,849,319.51
Servicing Fee	$275,640.26	$275,640.26	$0.00	$0.00	$20,573,679.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,573,679.25
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,573,679.25
Interest - Class A-3 Notes	$85,969.26	$85,969.26	$0.00	$0.00	$20,487,709.99
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$20,350,546.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,350,546.99
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$20,272,814.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,272,814.07
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$20,215,988.07
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,215,988.07
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$20,143,640.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,143,640.15
Regular Principal Payment	$18,878,277.01	$18,878,277.01	$0.00	$0.00	$1,265,363.14
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,265,363.14
Residual Released to Depositor	$0.00	$1,265,363.14	$0.00	$0.00	$0.00
Total		$20,849,319.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,878,277.01
Total					$18,878,277.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,878,277.01	$37.43	$85,969.26	$0.17	$18,964,246.27	$37.60
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$18,878,277.01	$11.73	$430,039.10	$0.27	$19,308,316.11	$12.00

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$97,323,691.62	0.1929494	$78,445,414.61	0.1555222
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$313,323,691.62	0.1946231	$294,445,414.61	0.1828967

Pool Information
Weighted Average APR	3.296%	3.298%
Weighted Average Remaining Term	27.70	26.92
Number of Receivables Outstanding	30,014	28,936
Pool Balance	$330,768,309.82	$310,636,928.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$313,323,691.62	$294,445,414.61
Pool Factor	0.1976429	0.1856139

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$16,191,513.99
Targeted Overcollateralization Amount	$16,191,513.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,191,513.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		101	$213,297.79
(Recoveries)		121	$44,082.94
Net Loss for Current Collection Period			$169,214.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6139%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7388%
Second Prior Collection Period			0.8052%
Prior Collection Period			1.0560%
Current Collection Period			0.6332%
Four Month Average (Current and Prior Three Collection Periods)			0.8083%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,014	$12,568,482.57
(Cumulative Recoveries)			$1,565,225.99
Cumulative Net Loss for All Collection Periods			$11,003,256.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6575%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,506.68
Average Net Loss for Receivables that have experienced a Realized Loss			$2,194.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.87%	427	$5,817,365.81
61-90 Days Delinquent	0.20%	39	$636,048.95
91-120 Days Delinquent	0.05%	9	$142,672.80
Over 120 Days Delinquent	0.26%	52	$812,737.10
Total Delinquent Receivables	2.39%	527	$7,408,824.66

Repossession Inventory:
Repossessed in the Current Collection Period		16	$245,874.49
Total Repossessed Inventory		28	$428,846.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3242%
Prior Collection Period			0.3765%
Current Collection Period			0.3456%
Three Month Average			0.3488%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer